Bruce Fund, Inc.
            20 North Wacker Dr., Suite 2414
                   Chicago, IL 60606
                    (312) 236_9160


     Securities and Exchange Commission
     December 8, 1998
     Edgar Filing
     Anthony Bertuno

                    Re:   Bruce Fund, Inc.        SEC
     File Nos: 2_27183
                    CIK:  0000047071
     811_1528



     Gentlemen:

          Bruce Fund, Inc. files herewith its annual amendment to Form N_lA. This filing is being made pursuant to Rule 485(b), bringing the financial statements and other information up to date as of the end of the Fund's most recent fiscal year, and in conjunction therewith making other non_material changes which the registrant deems appropriate.

          The registrant represents that no material event requiring disclosure in the prospectus has occurred since the filing date of its most recent post_effective amendment. In the opinion of the undersigned, this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule
     485.



     Sincerely,




R.Jeffrey Bruce, Secretary
                   Bruce Fund, Inc.
            20 North Wacker Dr., Suite 2414
                   Chicago, IL 60606
                    (312) 236_9160


     Securities and Exchange Commission      December
     8, 1998
     Edgar Filing
     Anthony Bertuno

          Re:  Bruce Fund, Inc.         SEC File Nos:
     2_27183
                    CIK: 0000047071          811_1528




     Dear Anthony:


        Bruce Fund, Inc. hereby requests that the following submissions be redesignated as 485BP0S filings rather then the incorrect N-lA type designation:

     Accession #0000047071_98_000006         (date 11-
     18-98)
     Accession #0000047071_97_000014         (date 10-
     29-97)

                                        Sincerely,



                                        R.  Jeffrey
                                   Bruce,    Secretary





          SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549

                       FORM N-1A

        REGISTRATION STATEMENT UNDER SECURITIES
                      ACT OF 1933

         Pre-Effective Amendment No. ____ ____
         Post-Effective Amendment No.  21   X

                 SEC File No. 2-27183
                        and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940

                   Amendment No. 17

                 SEC File No. 811-1528


                   BRUCE FUND, INC.

  [Exact Name of Registrant as Specified in Charter]

                 20 North Wacker Drive
                      Suite 2414
                Chicago, Illinois 60606

       [Address of Principal Executive Offices]
                    (312) 236-9160

    [Registrant's Telephone Number, including Area
                         Code]

                    Robert B. Bruce
                 20 North Wacker Drive
                      Suite 2414
                Chicago, Illinois 60606

        [Name and Address of Agent for Service]


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box)

Immediately upon filing pursuant to paragraph (b)
On October  30, 1998 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On (date) pursuant to paragraph (a) of Rule 485
                                             BRUCE
FUND, INC.
                                20   North  Wacker
Drive
                              Suite 2414
                                Chicago,  Illinois
60606
                              (312)236-9160


             BRUCE FUND, INC. / PROSPECTUS


A   diversified,   open-end   no-load   management
company,  whose  objective  is  long-term  capital
appreciation  through investments in common  stock
primarily;  income  is a secondary  consideration.
The  Fund  may also invest in other securities  as
described   in  this  Prospectus  under   "General
Description of Bruce Fund, Inc."

This  Prospectus  sets forth  concise  information
about  Bruce  Fund,  Inc.  (the  "Fund")  that   a
prospective   investor  ought   to   know   before
investing.  Investors should read and retain  this
Prospectus   for  future  reference.    Additional
information has been filed with the Securities and
Exchange Commission.  Such statement of additional
information  may  be obtained  without  charge  by
written  request directed to Bruce Fund, Inc.,  20
North  Wacker Drive, Suite 2414, Chicago, Illinois
60606.

              ___________________________


THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED   OR
DISAPPROVED   BY  THE  SECURITIES   AND   EXCHANGE
COMMISSION NOR HAS THE COMMISSION PASSED UPON  THE
ACCURACY  OR  ADEQUACY  OF THIS  PROSPECTUS.   ANY
REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
OFFENSE.


              ___________________________

                   October 30, 1998

                   TABLE OF CONTENTS

General Description                                   2

Fund Expenses                                         2

Condensed Financial Information                       3

Investment Restrictions                               5

Risk Factors                                          5

Management of the Fund                                6

Capital Stock                                         8

Purchase of Securities Being Offered                  9

Determination of Net Asset Value                     10

Redemption or Repurchase                             10

Pending Legal Proceedings                             8

General Terms                                         9

Dividend Election                                     9



        GENERAL DESCRIPTION OF BRUCE FUND, INC.

     Bruce Fund, Inc., incorporated under the laws
of  Maryland, is a diversified open-end management
investment   company.   The   primary   investment
objective  of  the  Fund  is  long  term   capital
appreciation; income, in the form of dividends  or
interest, is a secondary consideration.  There can
be  no  assurance the objectives can be  achieved.
The  investment  policies pursued  in  seeking  to
achieve    this   objective   involve   investment
primarily  in  common stocks and bonds,  but  also
permit  investment in securities convertible  into
common   stocks,  preferred  stocks,  other   debt
securities and warrants.  Securities of unseasoned
companies,   where  the  risks  are   considerably
greater  than  common stocks of  more  established
companies, may also be acquired from time to  time
by  the  Fund, if the Fund management  (Bruce  and
Co.) believes such investments offer possibilities
of  capital  appreciation; however, the Investment
Restrictions  to which the Fund is  subject  limit
the  percentage of total fund assets which may  be
invested  in  the  securities of any  one  issuer.
These  restrictions  do not  apply  to  securities
representing  ownership interest in United  States
Government  securities.   The  Fund  may   invest,
without   restriction,  in  future  interest   and
principal of U.S. Government securities, commonly known as "zero coupon" bonds.

                     FUND EXPENSES

      The following table illustrates all expenses
and  fees  that  a shareholder of  the  Fund  will
incur.   The expenses set forth below are for  the
1998 fiscal year.

           Shareholder Transaction Expenses

        Sales  Load Imposed  on  0.00%
        Purchases
        Sales  Load Imposed  on  0.00%
        Reinvested Dividends
        Contingent     Deferred  0.00%
        Sales Load
        Redemption Fees          0.00%
        Exchange Fees            0.00%

            Annual Fund Operating Expenses

        Management Fees          1.00%
        12b-1 Fees               0.00%
        Other Expenses           0.59%
        Total         Operating  1.59%
        Expenses

      The purpose of this table is to assist the investor in understanding the various expenses that an investor in the fund will bear directly or indirectly.

       The   following  example  illustrates   the
expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period:

       1 year       3            5          10
                    years        year       years
                                 s
       $16.00       $51.00       $88.       $190.0
                                 00         0

      This  example  should not  be  considered  a
representation  of  past  or  future  expenses  or
performance.   Actual expenses may be  greater  or
lesser than these shown.

            CONDENSED FINANCIAL INFORMATION
     (for a share outstanding throughout the year)

     The following Condensed Financial Information
of  the  Fund is for the ten years ended June  30,
1998.   The  Condensed Financial  Information  set
forth below should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated herein by reference.

           For Fiscal Years Ending June 30(1)

          1     1997 1     1995 1994  1993  1992 1     1     1989
          9          9                           9     9
          9          9                           9     9
          8          6                           1     0

Net Asset $     $    $113  $    $     $     $    $     $     $
Value,    1     1    .94   9    1     89.5  83.5 1     8     93.0
Beginning 3     3          4    0     2     3    1     9     4
of Period 8     4          .    9                3     .
(B)       .     .          0    .                .     8
          3     2          4    6                7     9
          5     3               1                9
Income
From
Investmen
t
Operation
s
Net       4     4    3.77  3.40 2.91  6.22  2.22 2     1     2.57
Investmen .     .                                .     .
t Income  3     4                                0     5
          2     2                                2     3
Net Gains 3     3    2     19.9 (     1     5    (     2     (
or Losses 6     .    0     7    1     6     .    3     5     3
on        .     8    .          1     .     7    0     .     .
Securitie 8     0    2          .     3     4    .     1     2
s  (both  8          2          5     7          3     3     0
realized                        3                3           )
and                             )                )
unrealize
d)
Total     4     8    2     23.3 (     2     7    (     2     (
from      1     .    3     7    8     2     .    2     6     0
Investmen .     2    .          .     .     9    8     .     .
t         2     2    9          6     5     6    .     6     6
Operation 0          9          2     9          3     6     3
s                               )                1           )
                                                 )

Less
Distribut
ions
Dividends (     (    (3.7  (3.4 (6.9  (2.5  (1.9 (     (     (2.5
(from net 4     4    0)    7)   5)    0)    7)   1     2     2)
investmen .     .                                .     .
t income) 2     1                                9     7
(A)       8     0                                5     6
          )     )                                )     )
Distribut -     --.  -     -    --.-  -     ---.--     -     ---.-
ions      -     --   -     -    -     --    -    --    --    -
(from     .          .     .-         .-         .-    .-
capital   --         --    -          -          -     -
gains)
(A)
Total     (     (4.1 (3.7  (3.4 (6.9  (2.5  (1.9 (1.9  (2.7  (2.5
Distribut 4     0)   0)    7)   5)    0)    7)   5)    6)    2)
ions      .
          2
          8
          )
Net Asset $     $    134.  $113 9     $     $    $     $     $
Value,    1     1    23    .94  4     1     89.5 8     1     8
End of    7     3               .     0     2    3     1     9
Period    5     8               0     9          .     3     .
(C)       .     .               4     .          5     .     8
          2     3                     6          3     7     9
          7     5                     1                9
Total     2     6    2     25.7 (     2     9    (     3     (
Return    9     .    0     8%   8     5     .    2     0     0
          .     1    .          .     .     6    5     .     .
          7     3    8          8     5     4    .     4     5
          7     %    1          4     5     %    0     0     5
          %          %          %     %          3     %     %
                                )                %           )
                                                 )

Ratios/Su
pplementa
l Data
Net       3     2    2.56  2.25 2.06  2.42  2.12 2     3     3
Assets,   .     .                                .     .     .
End of    2     6                                3     3     4
Period ($ 5     3                                6     9     7
million)
Ratio of  1     1    1.78  2.04 1.90  2.12  2.17 2     2     1.83
Expenses  .     .    %     %    %     %     %    .     .     %
to        5     6                                4     2
Average   9     9                                7     5
Net       %     %                                %     %
Assets(2)
Ratio of  2     3.29 2.98  3.48 2.64  6.22  2.49 2     1     2.92
Net       .     %    %     %    %     %     %    .     .     %
Income to 6                                      2     5
Average   0                                      5     8
Net       %                                      %     %
Assets(3)
Portfolio 2     4    1     19.3 2     1     3    4     2     6
Turnover  .     .    1     4%   .     3     .    0     0     .
Rate      6     2    .          4     .     9    .     .     0
          0     2    8          8     6     2    9     3     9
          %     %    3          %     3     %    6     7     %
                     %                %          %     %
  ____________________________________

 1For  1990 and prior years, figures are based  on
average month-end shares outstanding during  year,
with  the  following exceptions:   (A)  number  of
shares  at last dividend payment date, (B)  number
of  shares  at  beginning of year, (C)  number  of
shares  at  end  of year.  For 1991  through  1998
figures   are   based  on  average  daily   shares
outstanding during year, with the same exceptions.

 2If  the  Fund  had paid all of its expenses  and
there  had  been no management fee waiver  by  the
investment  advisor, this ratio  would  have  been
2.36% and 2.05% for the years ended June 30,  1994
and  1989  respectively.  The 1996 ratio is  based
upon   total  expenses  excluding  the   loss   on
defaulted bonds.

 3If  the  Fund  had paid all of its expenses  and
there  had  been no management fee waiver  by  the
investment  advisor, this ratio  would  have  been
2.18% and 2.70% for the years ended June 30,  1994
and 1989 respectively.
      There is no minimum or maximum percentage of
Fund assets required to be invested in any type of
security.   Cash and equivalents are  retained  by
the  Fund  in amounts deemed adequate for  current
needs, including without limitation the ability to
redeem  Fund  shares, and pay current fees,  costs
and  expenses of the Fund.  The Fund reserved  the
right,  as  a  temporary  defensive  measure  when
general economic (including market) conditions are
believed by management to warrant such action,  to
invest  any  portion of its assets in conservative
fixed-income  securities  such  as  United  States
Treasury  Bills,  Notes,  Bonds,  certificates  of
deposit,   prime-rated   commercial   paper    and
repurchase agreements with banks (agreements under
which the seller of a security agrees at the  time
of  sale  to repurchase it at an agreed  time  and
price).   Securities  are not generally  purchased
with a view to rapid turnover to obtain short-term
profits,   but   rather  are   purchased   because
management believes they will appreciate in value over the long-term. The investment objectives and the other policies described in this paragraph may be changed without shareholder approval.

       Investment  Restrictions:   The  Fund   has
adopted certain investment restrictions, which are
matters  of  fundamental  policy  and  cannot   be
changed without the approval of the holders  of  a
majority of its outstanding shares, as defined  by
the   Investment  Company  Act.   Such  investment
restrictions   are  set  forth   in   the   Fund's
"Statement of Additional Information".

      The  right,  as  a  defensive  measure  (see
above),  to  invest  Fund assets  in  conservative
fixed-income  securities mandates  that  not  more
than 5% of the total assets of the Fund, taken  at
market  value, will be invested in the  securities
of any one issuer (other than securities issued by
the United States Government or an agency thereof,
or  a  security  evidencing  ownership  in  future
interest    and   principal   of   U.S.   Treasury
securities,  such  as "zero coupon"  bonds).   The
exception  to this restriction, relating  to  such
Government securities permits management to invest
assets   of   the  Fund  without  limit   in   the
instruments described above.

        Risk    Factors:    In   seeking   capital
appreciation,  the Fund will invest  some  of  its
assets  in  common stock of small and medium  size
companies whose stock prices often fluctuate  more
than  prices of common stocks of larger companies.
To   the  extent  Fund  assets  should  become  so
invested, such fluctuations would likely cause the Fund's price per share to be more volatile in both
"up" and "down" markets than most of the popular stock averages. The Fund is intended for long-term investors and not for those who hope to profit from favorable short term swings in stock market prices. Further, the Fund is not intended to provide a balanced investment program to meet all requirements of every investor. It is also intended only for those financially able to assume the risks inherent in investing for long-term capital appreciation. Investors must recognize there is a risk of loss in any investment seeking capital appreciation, including securities issued by the U.S. Treasury.

      While  debt  securities are expected  to  be
redeemed  by  payment  to  the  investor  of   the
principal  amount  thereof  when  such  securities
mature,   they   may   provide  opportunities   to
contribute  to  the  realization  of  the   Fund's
paramount  objective, capital appreciation.   Many
such   securities  outstanding   are   traded   on
exchanges  or over-the-counter and may, from  time
to time, be acquired at substantial discounts from
the principal amount which the issuer has promised
to  pay  at maturity.  The investment advisor  may
invest  in  such debt securities of any  grade  or
quality,  subject to the limitation on  percentage
of  total Fund assets which may be invested in the
securities  of  any one issuer.  (See  "Investment
Restrictions").   Investments  may  be   made   in
defaulted  bonds, and management has  invested  in
such  defaulted  bonds,  which  sell  at  a  great
discount  from  face redemption  value.   In  most
cases, the risk of loss or opportunity for gain on
a debt security is less than on an equity security
of   the  same  issuer  because  in  the  case  of
corporate issuers, debt obligations must  normally
be  satisfied before stockholders may  participate
in   earnings  or  distributions  of  the  issuer.
Notwithstanding,  there is risk  that  the  market
price  of the debt security may decline below  the
price  at  which it was acquired, that the  issuer
may  become insolvent and unable to meet  interest
payments  or  to repay principal at maturity,  and
that   defaulted  bonds  may  remain  in   default
resulting  in  no  repayment  to  the  holder   at
maturity.

      The investment adviser to the Bruce Fund, Bruce and Co., presently manages no other mutual fund or investment company.


                MANAGEMENT OF THE FUND

      The  Fund  has  entered into  an  Investment
Advisory  Agreement  employing Bruce  and  Co.  to
manage  the  investment and  reinvestment  of  the
Fund's  assets  and  to otherwise  administer  the
Fund's  affairs  to the extent  requested  by  the
Board of Directors.  Under the Agreement Bruce and
Co.  is,  subject to the authority of  the  Fund's
board  of  directors, responsible for the  overall
management  of the Fund's business affairs.   This
Agreement  is  subject to annual review  and  will
continue   in   force  if  specifically   approved
annually by the stockholders.

      The advisor, Bruce and Co., is an Illinois corporation, controlled by Robert B. Bruce; it is located at Suite 2414, 20 North Wacker Drive,
Chicago, Illinois 60606.

      Robert B. Bruce, President of the Fund,  and
R.  Jeffrey Bruce, Vice President-Secretary of the
Fund,  are  the only stockholders, and  Robert  B.
Bruce is the only control person of Bruce and  Co.
Robert  B.  Bruce  has been an investment  advisor
since  l954,  following his  graduation  from  the
University  of  Wisconsin.   He  is  a   Chartered
Financial Analyst.  Since 1974, Mr. Bruce, through
Bruce  and  Co.,  has  been an investment  advisor
continuously   serving   both   individuals    and
institutions.  In August, l998, Bruce was managing
assets with an approximate value of $28.5  million
for  such  clients.  Mr. Bruce is responsible  for
making  investment decisions for the Fund, and  is
assisted  by  R. Jeffrey Bruce who graduated  from
the  University of Colorado in l982.   R.  Jeffrey
Bruce is the son of Robert B. Bruce.

   Bruce and Co.'s compensation for its services to the Fund are calculated as follows:

             Annual                    Applied to Average
         Percentage Fee                Net Assets of Fund

1.0%                                 Up to $20,000,000; plus
0.6%                                   $20,000,000 through
                                        $l00,000,000;plus
0.5%                                    over $l00,000,000

      The fee is calculated and paid each calendar
month  based  on the average of the daily  closing
net  asset value of the Fund for each business day
of  that month.  Since the rates above are  annual
rates, the amount payable to the adviser for  each
calendar  month is l/l2th of the amount calculated
as  described.  The annual percentage fee of  l.0%
is  higher  than the fee charged to a majority  of
open-end  investment  companies.   The  Fund  also
bears      certain     fees      and      expenses
including,  but not limited to, fees of  directors
(not  affiliated  with Bruce and  Co.),  custodian
fees,  costs  of  personnel to  perform  clerical,
accounting and office services for the Fund,  fees
of   independent   auditors,   counsel,   transfer
agencies and brokers' commissions.  These fees are
fully   described   in  the  Investment   Advisory
Agreement. For the most recent fiscal year, the total expenses of the Fund were l.59% of the average net assets. The adviser, Bruce and Co., received $29,366 during the l998 fiscal year
(1.00% of average net assets)



                DIRECTORS AND OFFICERS

Directors are elected at the annual meeting and serve until the next annual meeting of stockholders, and until the successor of each shall have been duly elected and shall have qualified. The board of directors is:


        Directors              Business Experience
                               for Last Five Years

  (1) *Robert B. Bruce
         Age 66            l974   to  present   -
                           principal,  Bruce  and
                           Co.        (investment
                           advisor);   l982    to
                           present - Chairman  of
                           Board   of  Directors,
                           Treasurer,
                           Professional  Life   &
                           Casualty Company (life
                           insurance     issuer),
                           previously   Assistant
                           Treasurer.

(2) James S. VanPelt, Jr.  l983   to  present   -
         Age 62            President,      Grundy
                           Industries,       Inc.
                           (roofing      material
                           manufacturer)      was
                           assistant to President
                           prior to l985.

  (3) Ward M. Johnson      l978   to  present   -
         Age 61            Manufacturer's   agent
                           representing
                           manufacturers       of
                           housewares,       home
                           furnishings,  consumer
                           electronics  products,
                           and office equipment.

      Two of the present directors have been serving since l983; Mr. Ward M. Johnson was elected in December, l985 to fill a vacancy.

      As  of  September 10, l998, Robert B.  Bruce
owned  6,983  shares, R. Jeffrey Bruce  owned  878
shares,  and  James S. Van Pelt owned  52  shares.
The above-named directors and officers elected by them, who are employees of Bruce and Co. will receive no fees or salaries from the Fund for services rendered as directors or officers of the Fund.

      Officers of the Fund, duly elected and presently serving, are:

                President                Robert B.
Bruce
                    Vice-President,      Secretary
R. Jeffrey Bruce
                Treasurer                Robert B.
Bruce

      The transfer agent and dividend paying agent
of the Fund is Unified Management Corporation, 429
North  Pennsylvania Street, Indianapolis,  Indiana
46204-l897.   The  Fifth Third Bank,   Cincinnati,
Ohio  serves  as  custodian of the securities  and
cash  of  the Fund.  All dividend shares  will  be
held  by  the  transfer agent.   Customer  Account
Service  telephone  numbers at Unified  Management
Corporation are (800) 872-7823 or (800) 87-BRUCE.



      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The annual report to shareholders of the Fund contains performance information in addition to that included in this prospectus. The Bruce Fund will make available the annual report to any recipient of its prospectus upon request and without charge.


                     CAPITAL STOCK

      Bruce  Fund, Inc. is a Maryland  corporation
incorporated  on June 20, 1967.  It has  only  one
class  of authorized stock:  Capital Stock,  $1.00
par value. Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors.
The shares are redeemable (as described under "How to Redeem Shares" and "Determination of Net Asset
Value") and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liability associated with ownership of Fund stock.

      No  person is believed by Management to  own
beneficially,  except  Robert  B.  Bruce,   either
directly  or  indirectly, more  than  25%  of  the
voting  securities of the Fund.   Mr.  Bruce  owed
38.6% of such securities at September 10, 1998.

      Shareholder inquiries should be addressed to Bruce Fund, Inc., Suite 2414, 20 North Wacker
Drive, Chicago, Illinois 60606.

      The Fund intends to distribute substantially all of its net income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually and to comply with the provisions of the Internal Revenue
Code applicable to investment companies, which will relieve the Fund of Federal income taxes on the amounts so distributed.

      Unless a shareholder otherwise directs,  all
income  dividends  and capital gains  distribution
are   automatically   reinvested   in   full   and
fractional   shares  of  the  Fund.   Shares   are
purchased   at   the   net   asset   value    (see
"Determination   of   Net   Asset   Value")   next
determined after the dividend declaration and  are
credited  to  the  shareholder's  account.   Stock
certificates  are not issued.  A  shareholder  may
elect  to receive all income dividends and capital
gains distributions in cash or to reinvest capital
gains  distributions and receive income  dividends
in  cash.   An  election to  reinvest  or  receive
dividends and distributions in cash will apply  to
all  shares  of the Fund registered  in  the  same
name,  including  those previously  purchased.   A
shareholder  wishing to make  such  election  must
notify  the  transfer agent  in  writing  of  such
election.   The  dividends and  long-term  capital
gains  distributions are taxable to the  recipient
whether   received  in  cash  or   reinvested   in
additional shares.

     Shareholders may elect not to continue in the
dividend   reinvestment  program  at   any   time.
Following  such  election,  the  shareholder  will
receive  income dividends or all distributions  in
cash.  Any shareholder who is not participating in
the dividend reinvestment program may elect to  do
so by giving written notice to the transfer agent.
If  an election to withdraw from or participate in
the  dividend  reinvestment  program  is  received
between  a  dividend declaration date and  payment
date,   it  will  become  effective  on  the   day
following   the  payment  date.   The   Board   of
Directors   of  the  Fund,  when  it  declares   a
dividend, must fix in advance a recognized date for the determination of the stockholders entitled to receive such dividend. The record date must not be more than forty days preceding any dividend payment.


         PURCHASE OF SECURITIES BEING OFFERED

      Shares  are issued by the Fund itself.   The
price  per share is the next determined net  asset
value  after  acceptance of an  application.   See
"Determination of Net Asset Value".

     To invest in Fund shares, the investor should
complete the Order Form enclosed at page 9 of this
Prospectus.  The completed and signed application,
accompanied by payment to Bruce Fund, Inc., should
be   mailed  to  Bruce  Fund,  Inc.,  c/o  Unified
Management  Corporation,  429  North  Pennsylvania
Street,  Indianapolis,  Indiana  46204-1897.   All
applications  must  be  accompanied  by   payment.
Applications  are  subject to  acceptance  by  the
Fund, and are not binding until so accepted.   The
Fund does not accept telephone orders for purchase
of   shares  and  reserves  the  right  to  reject
applications  in whole or in part.  The  Board  of
Directors  of the Fund has established  $1,000  as
the  minimum  initial purchase  and  $500  as  the
minimum   for  any  subsequent  purchase   (except
through   dividend  reinvestment),  which  minimum
amounts  are  subject  to  change  at  any   time.
Shareholders  will be notified in the  event  such
minimum   purchase-amounts  are  changed.    Stock
certificates are not issued.

      Determination of Net Asset Value:   The  per
share  net  asset value is determined as  of  3:00
P.M.  Central Time each business day  by  dividing
the  value of the Fund's securities, plus any cash
and other assets (including dividends and interest
accrued  but  not collected) less all  liabilities
(including  accrued-expenses), by  the  number  of
shares outstanding.  Securities listed on a  stock
exchange are valued on the basis of the last  sale
on  that  day or, lacking any sales, at  the  last
reported  sale  price.   Unlisted  securities  for
which quotations are available are valued at the closing bid price.

     Short-term securities are valued at amortized
cost.   Any  securities for  which  there  are  no
readily  available  market  quotations  and  other
assets  will  be  valued at their  fair  value  as
determined   in  good  faith  by  the   Board   of
Directors.   Odd lot differentials  and  brokerage
commissions   will  be  excluded  in   calculating
values.   The  net  asset  value  would  also   be
determined at the close of business on any other day on which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be materially affected by changes in the value of the portfolio securities, provided that such day is a business day on which shares were tendered for redemption or orders to purchase shares were received by the Fund. Except under extraordinary conditions, the Fund's business days will be the same as those of the New York Stock
Exchange.



               REDEMPTION OR REPURCHASE

Shareholders have the right to request the Fund to
redeem   their   shares   by   depositing    their
certificates  at  Unified  Management  Corporation
with   a  written  request  addressed  to  Unified
Management   Corporation  that   the   shares   be
redeemed.   Redemption may be  accomplished  by  a
signed written request to the transfer agent  that
the   Fund   redeem  the  shares.   Requests   for
redemption of Fund shares must be signed  by  each
shareholder and EACH SIGNATURE MUST BE  GUARANTEED
by  a  bank  or  trust company  in,  or  having  a
correspondent  in New York City, or  by  a  member
firm    of   a   national   securities   exchange.
Signatures on endorsed certificates submitted  for
redemption  must  also  be  similarly  guaranteed.
Redemption requests received by the transfer agent
before the close of business on the New York Stock
Exchange on any day on which that Exchange is open
will   be   effected   at  the  redemption   price
calculated as of such close. Requests received after that time will be entered at the redemption price calculated as of such close on the next day on which that Exchange is open. It is suggested that all redemption requests by mail be sent
Certified Mail with return receipt.

      The  redemption price is the net asset value
per   share   determined   as   described   above.
See,  "Determination of Net Asset Value".  Payment
for   shares   redeemed,   except   as   described
hereafter,  is made by the Fund to the shareholder
within  seven  days  after  the  certificates  are
received,  but the Fund may suspend the  right  of
redemption,  subject to rules and  regulations  of
the  Securities  and Exchange Commission,  at  any
time  when  (a)  The  New York Stock  Exchange  is
closed,   (b)   trading  on   such   exchange   is
restricted, (c) an emergency exists as a result of
which  it  is not reasonably practicable  for  the
Fund  to dispose of securities owned by it  or  to
determine  fairly the value of its net assets,  or
(d)   the   Commission  by  order   permits   such
suspension for the protection of shareholders.

      If in the opinion of the Board of Directors,
conditions   exist   which  make   cash   payments
undesirable, payment may be made in securities  or
other  property  in whole or in part.   Securities
delivered in payment of redemptions are valued  at
the same value of the Fund's assets.  Shareholders
receiving such securities or redemption will incur
brokerage  costs  on the sale thereof.   Long-term
capital gains distribution will be taxed to the individual Fund shareholder as such, regardless of the length of time the Fund shares have been held.

               PENDING LEGAL PROCEEDINGS

There are no legal proceedings to which the Fund or the adviser is a party.

                     GENERAL TERMS

      This application is subject to acceptance by
the  Fund  in Chicago, Illinois.  This application
will   not  be  accepted  unless  accompanied   by
payment.  The passage of title to and delivery  of
shares   purchased  (including  shares   hereafter
purchased   through   dividend   reinvestment   or
otherwise),   whether  or  not  certificates   are
issued, shall be deemed to take place in Illinois.
The  applicant certifies that he or she  has  full
capacity   to   enter   into   this   subscription
agreement.   The purchase price shall be  the  net
asset value in effect at the time this application is accepted by the Fund.


                   DIVIDEND ELECTION

      Unless a shareholder otherwise directs,  all
income  dividends and capital gains  distributions
are   automatically   reinvested   in   full   and
fractional shares of the Fund. If you do NOT wish your dividends and capital gains distributions reinvested in shares of the Fund but wish instead to receive the full amount of dividends and capital gains distributions in cash, or to receive income dividends only in cash (reinvesting capital gains distributions in shares of the Fund), you should check the choice you wish to make, and sign at the place indicated.

      ( ) I (We) elect to receive the full amount of all dividends and capital gains distributions hereafter paid on shares of Bruce Fund, Inc.
registered in the name(s) of the undersigned in cash, until contrary written instructions are received by the Fund.

      ( ) I (We) elect to receive the full amount of all income dividend distributions hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, and approve the automatic reinvestment of all capital gains distributions in full and fractional shares of the Fund, until contrary written instructions are received by the Fund.


                                   _______________
                                   _______________
                                   ______
                                   Signature


                                   _______________
                                   _______________
                                   ______
                                   Signature of Co-
                                   Owner, if any.
                                    If  shares are
to be registered. jointly, all
                                     owners   must
sign.


(NOTE:   If this election is not signed, dividends
and capital gains distributions will be reinvested
in  Fund  shares, as described on the Order  Form.
If you elect to receive dividends/capital gains in
cash,  this  signed  Dividend  Election  must   be
returned with your Order Form for Purchasing Bruce
Fund Shares).
  MAIL THIS ORDER FORM AND CHECK DIRECTLY TO UNIFIED
                MANAGEMENT CORPORATION

     ORDER FORM FOR PURCHASING BRUCE FUND SHARES
      (Minimum initial investment of $1,000; $500, thereafter)

Unified           Management           Corporation
Date:
429 North Pennsylvania Street
Indianapolis, Indiana 46204-1897
Attn:  Bruce Fund, Inc.

Gentlemen:

      Enclosed is my check in the amount of $_____________ (make check payable to Bruce Fund,
Inc.) for the purchase of shares of Bruce Fund, Inc. Capital Stock. The undersigned subscribes for:

  (                    )                   Exactly
  ______________________________________________
  shares,
               OR
  (   )  The maximum number of full and fractional
  shares which may be purchased with the enclosed amount.

      The minimum initial purchase is $1,000,  and
the  minimum for any subsequent purchase is  $500,
except   through   dividend   reinvestment.    All
applications  must  be  accompanied  by   payment.
Differences between amounts submitted and actual cost of shares purchased will be refunded or billed to the registered owner designated below, unless otherwise specified.

       I   have  received  and  read  the   latest
prospectus of the Bruce Fund.

       AUTOMATIC   DIVIDEND   REINVESTMENT   -   I
understand  that all dividends and  capital  gains
will   be  automatically  reinvested  unless   the
Dividend Election on the reverse side is signed or until contrary written instructions are received by the Fund, as set forth in the prospectus.

      STOCK  CERTIFICATES - All  shares  purchased
(including reinvestments) will be credited to the stockholder's account; no stock certificates will be issued.

      All  dividend shares will be held by Unified
Management Corporation.

Shares of the Bruce Fund are to be registered as follows:______________________________________

                                   (Name)
     This section must be completed to open your account. Failure to complete this section and sign the Order Form may result in backup withholding.

   SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION
                        NUMBER



     Individual accounts.  Specify the Social
     Security number of the owner.
     Joint accounts. Specify the Social Security number of the first named owner.
     Uniform Gifts/Transfers to Minors account.
     Specify minor's Social Security number.
     Corporations, Partnerships, Estates, Other
     Entities or Trust accounts. Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the Fund.

     In addition to the above, Joint accounts must also specify the Social Security number of the second named owner here.



Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security Number or Taxpayer Identification
Number in this Order Form, and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security Number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends paid to your account and/or the withholding of certain other payments to you (referred to as "backup withholding").

Under penalties of perjury, you certify that:

1.   The Social Security or Taxpayer
     Identification Number on this Application is correct; and

2. You are not subject to backup withholding because a) you are exempt from backup withholding; or b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


Name:                         Name:
____________________________  ________________________
_____                         _________
     (please print)
Street:                       Street:
____________________________  ________________________
_____                         _________
City:   ___________   State:  City: ___________ State:
_________ Zip:_____           _________ Zip:_____


____________________________    ________________________
___________                          _______________
         Signature                      Signature


If shares are to be registered jointly, all owners
must  sign.  Any registration in the names of  two
or   more   co-owners   will,   unless   otherwise
specified, be as joint tenants with right of survivorship and not as tenants in common. Shares may be registered in the name of a custodian for a minor under applicable state law. In such cases, the name of the state should be indicated, and the taxpayer identification or social security number should be that of the minor.

                                        PROSPECTUS

                                  October 30, 1998

                                  BRUCE FUND, INC.


BRUCE FUND, INC.
20 North Wacker Drive
Chicago, Illinois  60606



Investment Adviser
     Bruce and Co.
     Chicago, Illinois


Custodian
     Fifth Third Bank
     Cincinnati, Ohio



Shareholder Service and Transfer Agent
     Unified Management Corporation
     429 North Pennsylvania Street
     Indianapolis, Indiana 46204-1897



Counsel
     McBride Baker & Coles
     Chicago, Illinois



Independent Public Accountants
     Arthur Andersen LLP
     Chicago, Illinois



          STATEMENT OF ADDITIONAL INFORMATION



                   BRUCE FUND, INC.
                 20 North Wacker Drive
                      Suite 2414
               Chicago, Illinois  60606
                    (312) 236-9160





      This Statement of Additional Information  is
not  a  Prospectus,  but  it  should  be  read  in
conjunction  with the Prospectus.  The  Prospectus
may  be obtained by writing or calling BRUCE FUND,
INC.   This  Statement  of Additional  Information
relates to the Prospectus dated October 30, 1998.




                Date:  October 30, 1998



                          TABLE OF CONTENTS
                                PART B
General
Description.....................................      1
Investment Objectives and Policies:                   1
Management of the Fund                                3
Control Persons and Principal Holders of
Securities:                                           4
Investment Advisory and Other Services:               4
Brokerage Allocation:                                 5
Capital Stock and Other Securities:                   6
Purchase, Redemption and Pricing of Stock Being
Offered:                                              7
Tax Status:                                           7
Underwriters:                                         7
Financial Statements as of June 30, 1998              7

General Information and History:

     Bruce Fund, Inc.'s (the "Fund") only business
during the past five years has been an open-end no-
load investment company.  The name of the Fund was
changed  in  October  1983, following  stockholder
approval of such change, to BRUCE FUND, INC.  at a
special  meeting held October 17,  1983.   At  all
times prior thereto, from the Fund's formation  in
1967,  its  name was THE HEROLD FUND, INC.   Other
general information and history is set forth in the Prospectus.

Investment Objectives and Policies:

      The Fund has adopted certain investment restrictions which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined by the Investment
Company Act.  These fundamental policies are:

     1.   Securities of other investment companies
will  not  be  purchased,  except  the  Fund   may
purchase securities issued by money market funds.

      2.   The Fund will not acquire or retain any
security  issued  by  a company  if  one  or  more
officers   or  directors  of  the  Fund   or   any
affiliated  persons  of  its  investment   adviser
beneficially own more than one-half of one percent
(0.5%)   of   such   company's  stock   or   other
securities,  and  all  of  the  foregoing  persons
owning  more  than one-half of one percent  (0.5%)
together own more than 5% of such stock or security.

     3. The Fund will not borrow money or pledge any of its assets.

      4.    Investments will not be made  for  the
purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

      5.    The Fund will not sell short,  buy  on
margin or engage in arbitrage transactions.

     6.   The Fund will not lend money, except for
the   purchase  of  a  portion  of  an  issue   of
publicly-distributed debt securities.

       7.     The  Fund  will  not  buy  or   sell
commodities,   commodity  futures   contracts   or
options on such contracts.

      8.   The Fund will not act as an underwriter
or  distributor of securities, other than its  own
capital  stock, except as it may be  considered  a
technical  "underwriter" as to certain  securities
which   may   not   be   publicly   sold   without
registration under the Securities Act of 1933.

      9.   The Fund will not purchase or write any
puts,  calls  or combinations thereof.   The  Fund
may,  however, purchase warrants for the  purchase
of  securities  of  the same issuer  issuing  such
warrants, or of a subsidiary of such issuer.   The
investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be Warrants which are not listed on the New York or American Stock Exchange.
Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

      10.   The Fund will not purchase or own real
estate or interests in real estate, except in the marketable securities of real estate investment trusts.

       11.    The  Fund  will  not  purchase   any
securities which would cause more than 10% of the Fund's net assets at the time of purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933.

      12.   Not more than 25% of the value of  the
Fund's   total  assets  (exclusive  of  government
securities) will be invested in companies of any one industry or group of related industries. The
Fund will not issue senior securities.

      13.   The Fund will be required to  have  at
least  75%  of  the  value  of  its  total  assets
represented by (i) cash and cash items  (including
receivables),   (ii)  government   securities   as
defined in the Investment Company Act of 1940, and
(iii) other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer.

      14.  The Fund will not invest in oil, gas or
other mineral leases.

      It  is  the policy of the Fund not to invest
more  than  5%  of the value of the  Fund's  total
assets  in securities of issuers, including  their
predecessor,  which have been  in  operation  less
than  three years.  Registrant does not  presently
invest  in  foreign securities and has no  present
plans  to  make  such investments.   There  is  no
restriction  against  making  investments  in  the
securities  of  unseasoned issuers or  of  foreign
Issuers  and  such  Investments  may  be  made  in
management's  discretion, without  approval  of  a
majority   of   the   Fund's  outstanding   voting
securities.   Management has no present  intention
of changing either policy described.

      Portfolio turnover rate was 2.60%  in  1998,
4.22%  in  1997,  and 11.83% in  1996.   Portfolio
turnover   rate  is  the  percentage  relationship
between  the  value of the lesser of purchases  or
sales  of  the Fund's portfolio securities  during
the   year  and  the  average  monthly  value   of
portfolio securities owned by the Fund during such
year.   The shareholders receive distributions  of
income and taxable gains (see, "Tax Status"); if capital gains result from portfolio securities sold, it may increase the income tax liability of the shareholder.
Management of the Fund:

          (a)  The Fund is managed by its officers
and  directors.   It has no advisory  board.   The
persons serving are:

                                            Principal
Name and Address     Positions Held        Occupation
                          With             During the
                      Registrant1           Past Five
                                              Years

Robert B. Bruce2  Director,            See
1340 Asbury       Chairman     of      Prospectus,
Avenue            the      Board,      "Management of
Winnetka, IL      President,           Fund"
60093             Treasurer

Ward M. Johnson   Director             See Prospectus
Savannah, GA
31406

James   S.    Van Director             See Prospectus
Pelt, Jr.
1393
Edgewood
Lane
Winnetka, IL
60093

R.  Jeffrey Bruce Vice                 1983 to
2,3               President,           present - Vice
1049      W.      Secretary            President  of
Montana                                Bruce and Co.
Chicago,  IL
60614



       Control Persons and Principal Holders of
                      Securities

     (a)  One person is believed by management  to
own  beneficially, either directly or  indirectly,
more  than  25%  of the voting securities  of  the
Fund.  (See, (b) below).  Bruce Fund, Inc.   is  a
Maryland corporation. In that no major corporate measure requires approval by more than 75% of all outstanding shares, no person voting alone could permit:

          (1)   the  consolidation, merger,  share
exchange or transfer of assets to another person;

          (2)   the  distribution of a portion  of
the assets of the Fund to its stockholders in partial liquidation;

          (3)   the voluntary dissolution  of  the
Fund;

          (4)   the "business combination" of  the
Fund  with another person as described in Maryland
General Corporation Law, Sec.E3-601 through 3-603.

     (b)    The   following   table   sets   forth
information as to all persons known to the Board of Directors of the Fund to be the beneficial owners of more than 5% of the outstanding shares of the Fund at June 30, 1998: Robert B. Bruce,
37.6%.

     (c)   Robert B. Bruce, President of the  Fund
and principal owner of Bruce and Co., investment adviser to the Fund, presently owns 6,983 shares of the Fund, and his wife owns 450 shares; Mr.
Bruce  disclaims any beneficial ownership in  Mrs.
Bruce's shares. All other officers and directors of the Fund own less than 10% of the outstanding shares.


        Investment Advisory and Other Services

     (a)   Bruce  and Co., an Illinois corporation
controlled  by  Robert  B.  Bruce,  is  the   only
investment adviser to the Fund.  Mr. Bruce  is  in
control  of  the adviser, and is Chairman  of  the
Board of Directors, President and Treasurer of the
Fund.   R.  Jeffrey Bruce is employed  by,  and  a
stockholder, officer and director of, Bruce and Co. and is Vice-President and Secretary of the Fund.

     The advisory fee payable by the Fund to Bruce and Co. is a percentage applied to the average net assets of the Fund as follows:

 Annual Percentage Fee      Applied to Average Net
                                Assets of Fund

1.0%                        Up to $20,000,000; plus

0.6%                          $20,000,000 through
                              $100,000,000; plus

0.5%                           over $100,000,000

      A fee installment will be paid in each month and will be computed on the basis of the average of the daily closing net asset values for each business day of the previous calendar month for which the fee is paid (e.g., 1/12% of such average will be paid in respect to each month in which such average is less than $20 million).

          (1)   The advisory fee paid to Bruce and
Co. during 1998 was $29,366 and in 1997 was $25,720.

          (2)   The  Fund  is not subject  to  any
expense limitation provision.

     (b) The following services furnished for and on behalf of the Fund are supplied and paid for wholly or in substantial part by the investment adviser in connection with the Investment Advisory
Contract:

       The  adviser provides suitable office space
       in   its  own  offices  and  all  necessary
       office   facilities   and   equipment   for
       managing  the  assets of the Fund;  members
       of   the   adviser's   organization   serve
       without   salaries   from   the   Fund   as
       directors, officers or agents of the  Fund,
       if   duly  elected  or  appointed  to  such
       positions  by the shareholders  or  by  the
       Board  of Directors; the adviser bears  all
       sales  and  promotional  expenses  of   the
       Fund,  other  than  expenses  incurred   in
       complying with laws regulating the issue or sale of securities.

     (c)   There are no fees, expenses, and  costs
of the Fund which are to be paid by persons other than the investment adviser or the Fund.

     (d)   There are no management related service
contracts under which services are provided to the Fund.

     (e)    No   person  other  than  a  director,
officer,  or  employee  of  the  Fund  or   person
affiliated with Bruce and Co.  regularly furnishes
advice  to  the  Fund and to Bruce  and  Co.  with
respect   to   the  desirability  of  the   Fund's
investing in, purchasing and selling securities or other property or is empowered to determine what securities or other property should be purchased or sold by the Fund and no other person receives, directly or indirectly, remuneration for such advice, etc.

     (f)   There is no plan pursuant to which  the
Fund incurs expenses related to the distribution of its shares and there are no agreements relating to the implementation of such a plan.

     (g)   The  Fund's  custodian is  Fifth  Third
Bank, Cincinnati, Ohio. The Fund's independent public accountant is Arthur Andersen LLP, 33 West
Monroe Street, Chicago, Illinois 60603.

      The above named custodian has custody of all
the  Fund's  securities.  It accepts delivery  and
makes  payment for securities purchased and  makes
delivery and receives payment for securities sold.
The  Fund's  Shareholder  and  Transfer  Agent  is
Unified  Management Corp., Indianapolis,  Indiana;
it  receives and processes all orders by investors
to   purchase   and  to  redeem   Fund's   shares,
maintaining a current list of names and addresses of all stockholders and their respective holdings.
Upon receipt of authorization to make payment of Fund expenses from the investment adviser, the above named custodian makes such payments from deposits of the Fund, and sends confirmation of all bills paid. Unified Management Corp. pays dividends, makes capital gain distributions and mails annual reports and proxy statements to stockholders.

       Certified independent public accountants performed an annual audit of Fund's financial statements for each of the ten years ended June
30, 1998.


                 Brokerage Allocation

     (a)  Decisions to buy and sell securities for
the Fund, the selection of brokers and negotiation
of  the  commission rates to be paid, or  mark-ups
(or mark-downs) on principal transaction, are made
by  Bruce and Co.  Robert B. Bruce, an employee of
the  Fund and owner of Bruce and Co., is primarily
responsible   for  making  the  Fund's   portfolio
decisions,  subject to direction by the  Board  of
Directors  of  the  Fund.  He  is  also  primarily
responsible  for  placing  the  Fund's   brokerage
business  and,  where applicable, negotiating  the
amount  of  the commission rate paid  taking  into
account factors described in paragraph (c)  below.
It  is  the  adviser's policy to obtain  the  best
security   price  and  execution  of  transactions
available.   During each of the last three  fiscal
years, the total brokerage commissions on the purchases and sales of portfolio securities by the Fund were:4

                    1998        $4,0
                                00
                    1997        $2,0
                                00
                    1996        $2,0
                                00

     (b)   None of the brokers with whom the  Fund
dealt in the last three years was affiliated in any manner with the Fund, or with any affiliated person of the Fund, including the investment adviser.

     (c)    Brokers   are   selected   to   effect
securities transactions for the Fund based on  the
adviser's  overall  evaluation of  the  commission
rates charged, the reliability and quality of  the
broker's  services  and  the  value  and  expected
contribution  of such services to the  performance
of  the  Fund.   Where  commissions  paid  reflect
services  furnished in addition to execution,  the
adviser will stand ready to demonstrate that  such
services  were  bona  fide and  rendered  for  the
benefit  of  the Fund.  Such commissions  may,  on
occasion,  be  somewhat  higher  than   could   be
obtained from brokers not supplying such services.
The  adviser considers the supplementary  research
and   statistical  or  other  factual  information
provided   by  dealers  in  allocating   portfolio
business  to dealers.  Such allocation is  not  on
the   basis   of   any   formula,   agreement   or
understanding.

     It is not possible to place a dollar value on
such research and other information and it is  not
contemplated  that the receipt and study  of  such
research  and  other information will  reduce  the
cost  to Bruce and Co. of performing duties  under
the Advisory Agreement.  The Board of Directors of
the  Fund  has permitted the Fund to pay brokerage
commissions which may be in excess of those  which
other brokers might have charged for effecting the
same transactions, in recognition of the value  of
the  brokerage and research services  provided  by
the  executing  brokers.  The  research  which  is
received  from  brokers includes such  matters  as
information on companies, industries, areas of the
economy   and  market  factors.   The  information
received may or may not be useful to the Fund, and may or may not be useful to the investment adviser in servicing other of its accounts.

      Bruce  and  Co.  attempts  to  evaluate  the
overall reasonableness of the commissions paid  by
the  Fund  by  attempting to negotiate commissions
which  are within a reasonable range, in the light
of  any  knowledge available as to the  levels  of
commissions being charged, but keeping in mind the
brokerage  and research services provided.   Bruce
and  Co.  will  not execute portfolio transactions
for  the  Fund  and  does not  expect  to  receive
reciprocal  business  from  dealers  who  do   so.
Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers, acting as principals, except where better prices or execution may otherwise be obtained.

     (d)   Bruce and Co. is not aware that any  of
the  Fund's brokerage transactions during the last
fiscal  year were placed pursuant to an  agreement
or   understanding  with  a  broker  or  otherwise
through an internal allocation procedure because of research services provided.


          Capital Stock and Other Securities

      Bruce  Fund,  Inc.  has only  one  class  of
authorized stock, Capital Stock, $1.00 par  value;
its   Articles  of  Incorporation  authorize   the
Issuance of 200,000 such shares.  Stockholders are
entitled  to  one  vote per full  share,  to  such
distributions  as may be declared  by  the  Fund's
Board of Directors out of funds legally available,
and upon liquidation to participate ratably in the
assets  available for distribution.   The  holders
have   no  preemptive  rights.   All  shares  have
non-cumulative voting rights, which means that the
holders of more than 50% of the shares voting  for
the  election of directors can elect 100% of  such
directors  if they choose to do so, and,  in  such
event,  the  holders  of the remaining  shares  so
voting  will  not be able to elect any  directors.
The  shares  are redeemable (as described  in  the
Prospectus)  and  are  transferable.   All  shares
issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liabilities associated with ownership of Fund stock. There are no conversion rights and no sinking fund provisions.


    Purchase, Redemption and Pricing of Stock Being
                        Offered

     See Prospectus, "Purchase of Securities Being
Offered"  and  "Redemption or Repurchase".   There
are   no  underwriters  and  no  distribution   of
expenses  of  offering price over the  net  amount
invested.  There is no difference in the price  at
which   securities  are  offered  to  public   and
individual groups and the directors, officers and employees of the Fund or its adviser.


                      Tax Status

      The  Fund intends to distribute all  taxable
income  to  its shareholders and otherwise  comply
with  the provisions of the Internal Revenue  Code
applicable   to  regulated  investment  companies.
Therefore, no provision will be made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company".

       On   dividends  from  ordinary  income  and
short-term  gains the stockholders pay income  tax
in   the   usual  manner.   The  dividend-received
exclusion   does  not  apply  to   capital   gains
distributions.  The dividend-received exclusion is
subject   to   proportionate  reduction   if   the
aggregate  dividends received  by  the  Fund  from
domestic corporations in any year is less than 75%
of  the  Fund's gross income exclusive of  capital
gains.   Statements will be mailed to shareholders
in  January  of the year after the  close  of  the
fiscal  year showing the amounts paid and the  tax
status  of  the year's dividends and distribution.
The  dividends  and  long term capital  gains  are
taxable to the recipient whether received in  cash
or   reinvested  in  additional  shares.   Federal
legislation requires the Fund to withhold and remit to the Treasury a portion (20%) of dividends payable if the shareholder fails to furnish his taxpayer identification number to the Fund, if the Internal Revenue Service notifies the Fund that such number, though furnished, is incorrect, or if the shareholder is subject to withholding for other reasons set forth in Sec. 3406 of the Internal Revenue Code.


                     Underwriters

      The  Fund  will  continuously  offer  public
distribution  of  its securities.   There  are  no
underwriters   with   respect   to   such   public
distributions.


                 Financial Statements:

The Financial Statements filed herewith consist of:

      A.   Audited Financial Statements as of June
30, 1998, including:

          (1)    Report   of  independent   public
accountants, dated August 15, 1998.

          (2)    Schedule   of   Investments,   at
JuneE30, 1998.

          (3)  Balance Sheet at JuneE30, 1998.

          (4)   Statement of Operations, for  year
ended JuneE30, 1998.

          (5)  Statement of Changes in Net Assets,
for years ended JuneE30, 1998 and 1997.

          (6)  Notes to Financial Statements.

   Other information respecting Bruce Fund, Inc.

is included in Part C, filed heretofore.

                  ARTHUR ANDERSEN LLP





       CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS



As   independent  public  accountants,  we  hereby
consent to the use of our report dated August 15, 1997, and to all references to our firm included in or made a part of this Registration Statement on Form N-1A of Bruce Fund, Inc.


                                  ARTHUR  ANDERSEN
                                  LLP

Chicago, Illinois,

October 26, 1998
            REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Shareholders and Board of
Directors of BRUCE FUND, INC.:

     We have audited the accompanying balance sheet of BRUCE FUND, INC. (a Maryland corporation), including the schedule of investments, as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights included in Note G for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                        ARTHUR
ANDERSEN LLP


Chicago, Illinois
August 15, 1998


                             BRUCE FUND, INC.
                         SCHEDULE OF INVESTMENTS
                              June 30, 1998

Common Stocks
(28.48%)                      5,000     *Cellular
                              Tech.
No. of                        40,625
Market                        2,344
Shares         Issue                Services
Cost      Value
                                    Real Estate
      Property-               Inv. Trust  (1.56%)
Casualty Insurance
(8.21%)                       6,000 Capstead
                              Mortgage      57,320
6,562 RLI Corp.    $   60,900        $50,625
267,012

      Cosmetics                     Total Common
(0.83%)                             Stocks       $551,645
                              $925,780
514,000   *Chantal
Pharm.
99,944
26,985

      Medical
Services  (11.21%)

18,137    *InSight
Health
47,294    197,240

12,500    *Atrix
Labs.
92,187
167,187

      Energy
Services  (5.34%)

37,500    *Team,
Inc.
105,895
173,437

      Utilities
(1.26%)

2,600     *Unisource
Energy
47,480
40,950


Telecommunciations
(0.07%)
Bonds (69.17%)

Market
Principal
Cost     Value

         U.S.
Government (69.17%)

$7,000,000     U.S.
Treasury
          "STRIPS",
Bond
          Principal,
due
          5-15-2018    $1,334,068  $2,248,750


Total Bonds              $1,334,068
$2,248,750

Total Investments
(97.65%)
$1,885,713
$3,174,530

Cash and Other
Assets, Less
Liabilities (2.35%)
$76,346

TOTAL NET ASSETS
(100%)
$3,250,876


The accompanying
notes to financial
statements are an
integral part of
this schedule.

*Non-cash income
producing







                        BRUCE FUND, INC.
                         BALANCE SHEET
                         JUNE 30, 1998

ASSETS
     Investments, at Market Value (Cost
$1,885,713)                                            $3,174,530
     Cash                                                  87,854
     Dividends Receivable                                   3,853
     Interest Receivable                                      736
          TOTAL ASSETS                                 $3,266,973

LIABILITIES
     Accrued Expenses                                 $    16,097
          TOTAL LIABILITIES                                16,097

CAPITAL
     Capital Stock (18,548 Shares of $1 Par Value
       Capital Stock Issued and Outstanding;
200,000
       Shares Authorized)                                  18,548
     Paid-in Surplus                                    1,862,469
     Accumulated Undistributed Net Investment
Income    219,464
     Accumulated Net Realized Losses on
Investments                                            ( 138,422)
     Net Unrealized Appreciation on Investments         1,288,817

          TOTAL CAPITAL (NET ASSETS)                    3,250,876

               TOTAL LIABILITIES AND CAPITAL           $3,266,973

NET ASSET VALUE (Capital) Per Share                    $   175.27

The accompanying notes to financial statements are
     an integral part of this statement.
                       BRUCE FUND, INC.
                    STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED JUNE 30, 1998

INVESTMENT INCOME
     Dividends               $ 17,176
     Interest                 109,845
                                                  $ 127,021
EXPENSES
     Management Fees         $ 29,366
     Custodian/Security Transaction  2,335
     Directors                    200
     Transfer Agent Fees        1,822
     Legal Fees                   502
     Audit and Accounting Fees 11,496
     Insurance                    949
     Printing
730

                                                     47,400

          NET INVESTMENT INCOME                      79,621

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net Realized Gains on Investments                       116,718
    Net Change in Unrealized Appreciation on
Investments                   555,931

          NET GAIN ON INVESTMENTS                   672,649

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                         $752,270

The accompanying notes to financial statements are an integral part of this statement.


                           BRUCE FUND, INC.
                  STATEMENT OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED JUNE 30, 1998 AND 1997


1998      1997
OPERATIONS
  Net Investment Income                  $79,621   $84,084
  Net Realized Gains (Losses) on Investments       116,718  (87,700)
  Net Change in Unrealized Appreciation
    on Investments                       555,931   158,364
  Net Increase in Net Assets Resulting
    from Operations                     $752,270  $154,748


DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income       $(77,341)  $(77,188)


CAPITAL STOCK TRANSACTIONS
  Proceeds from Shares Issued            $39,570   $30,450
  Increase from Shares Issued in Reinvested
    Distributions                         76,550    75,880
  Cost of Shares Redeemed              (166,035) (121,037)
  Decrease in Net Assets Resulting from Capital
    Stock Transactions                 $(49,915) $(14,707)

TOTAL INCREASE                          $625,014   $62,853

NET ASSETS
  Beginning of Year                    2,625,862 2,563,009
  End of Year (including accumulated undistributed
    net investment income of $219,464 and
$217,184,
    respectively)                     $3,250,876$2,625,862




The accompanying notes to financial statements are an integral part of this statement.
                        BRUCE FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS
                         June 30, 1998



NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES:

     The financial statements of Bruce Fund, Inc.
(the "Fund") have been prepared in conformity with generally accepted accounting principles ("GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     A description of the significant accounting policies follows:

     1.   Portfolio valuation:  Market value of
investments is based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources.
NASDAQ and unlisted securities for which quotations are available are valued at the closing bid price.

     2.   Securities transactions and investment
income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method.
Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At June 30, 1998, the cost of investments held was $1,885,713 for both financial reporting and federal income tax purposes. At
June 30, 1998, gross unrealized appreciation on investments was $1,413,282 and gross unrealized depreciation on investments was $(124,465) for both financial reporting and federal income tax purposes.

NOTE B - CAPITAL STOCK:

     During the years ended June 30, 1998 and June
30, 1997, there were 1,101 and 891 shares redeemed; 233 and 228 shares were issued and 436 and 550 shares were issued through dividend reinvestment, respectively.

 NOTE C - PURCHASES AND SALES OF SECURITIES:

     During the year ended June 30, 1998,
purchases and sales of securities with original maturities of greater than one year were $78,694 and $307,063 respectively.
NOTE D - RELATED PARTIES

     Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities, pays the compensation of all officers and employees of the Fund, and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). During 1998 the investment adviser also voluntarily absorbed certain accounting, transfer agent and legal expenses of the Fund, that the investment adviser felt exceeded the amount that would have been charged to the Fund, based on its size. These expenses approximated $15,700 in 1998. Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

           Annual Percentage Fee
Applied to Net Average Assets of Fund
                        1.0%
Up to $20,000,000; plus
                         0.6%
$20,000,000 to $100,000,000; plus
                         0.5%
over $100,000,000.

     As of June 30, 1998, Robert B. Bruce owned
6,983 shares, R. Jeffrey Bruce owned 878 shares, and James S. Van Pelt, Jr., owned 52 shares of the
Fund.  Robert B. Bruce is a director of the Fund;
both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company. James S. Van Pelt, Jr. is a director of the Fund.

NOTE E - TAXES:

     The Fund has made distributions to its
shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

     As of June 30, 1998, the Fund had available for Federal income tax purposes an unused capital loss carryover of approximately $138,422 which expires beginning in the year 2001.

NOTE F - DIVIDEND DISTRIBUTION:

     During December 1997, the Fund announced a dividend from net investment income of $4.28 per share, aggregating $77,341. These distributions were payable December 31, 1997 to shareholders of record on December 30, 1997.


NOTE G - FINANCIAL HIGHLIGHTS:

   Selected data for each share of capital stock outstanding through each year is presented below5:

                                1998   1997   1996   1995   1994

Net Asset Value, Beginning of Period (B)$138.35$1
34.23  $113.94                 $94.04$109.61

   Income From Investment Operations
   Net Investment Income         4.32   4.42
3.773.402.91
   Net Gains or (Losses) on Investments36.88
3.8020.2219.97(11.53)
       (both realized and unrealized)
     Total From Investment Operations  41.20
8.2223.9923.37(8.62)

   Less Distributions
   Distribution (from net investment
       income) (A)              (4.28) (4.10)
(3.70)(3.47)(6.95)
                                 ______ ______
______ ______                    _____
     Total Distributions        (4.28) (4.10)
(3.70)(3.47)(6.95)

Net Asset Value, End of Period (C)   $175.27
$138.35                       $134.23$113.94
$94.04

Total Return                           29.77%
6.13%20.81%25.78%(8.84)%

Ratios/Supplemental Data

Net Assets, End of Period ($ million)   3.25
2.632.562.252.06
Ratio of Expenses to Average Net Assets61.59%
1.69%1.78%2.04%1.90%
Ratio of Net Income to Average Net Assets7
2.60%3.29%2.98%3.48%
2.64%
   SIGNATURES

   Pursuant to the requirements of the Securities
Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 30th day of October, 1998.


BRUCE FUND, INC.

By:  _______________________________
   Its President and Treasurer


By:________________________________
   Its Vice President and Secretary


By:________________________________
   A Director


By:________________________________
   A Director
_______________________________
1 All persons named in this paragraph (a) assumed the
position held with Fund at either Ocober 17 or 18, 1983
except Mr. Johnson, who was elected to the board of
directors in December 1985.
2 Interested person as defined in the Investment
Company Act of 1940.
3 R. Jeffrey Bruce is the son of Robert B. Bruce.
         4In   addition  to  commissions,  the  Fund
  frequently   purchases  securities  from   dealers
  acting  as principals; no commissions are paid  on
  such    transactions   which   include    mark-ups
  determined by the seller.

      5  Figures are based on average daily shares
   outstanding  during  year, with  the  following
   exceptions:  (A)  number of shares at  dividend
   payment   date,  (B)  number   of   shares   at
   beginning of year, (C) number of shares at end of year.

      6   If the Fund had paid all of its expenses
   and there had been no management fee waiver by the investment advisor, this ratio would have been 2.36% for the year ended June 30, 1994.
   The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds.

      7   If the Fund had paid all of its expenses
   and there had been no management fee waiver  by
   the  investment     advisor, this  ratio  would
   have been 2.18% for the year ended June 30, 1994.